Great-West Life & Annuity Insurance Company
                               8515 E. Orchard Road
                            Englewood, Colorado 80111

                                   May 8, 1997

   VIA EDGAR TRANSMISSION

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C.  20549

         Re:   Maxim Series Account
               Certification Pursuant to Rule 497(j) under
                 the Securities Act of 1933
               File No. 33-82610

   Ladies and Gentlemen:

         In lieu of filing the form of prospectus and Statement of Additional Information for Maxim Series Account (the Fund ) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

         (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 3 to the Fund s registration statement on Form N-4, the most recent amendment to the Fund s registration statement; and

         (2) the text of post-effective amendment no. 3 to the Fund s registration statement on Form N-4, the most recent amendment to the Fund s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 1997.

         If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3817.

   MAXIM SERIES ACCOUNT
   (Registrant)

   By:   /s/ Beverly A. Byrne
         Beverly A. Byrne
         Assistant Counsel & Assistant Secretary
         Great-West Life & Annuity Insurance Company